Share Capital - Summary of Authorized, Issued and Outstanding Share Capital (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	May 03, 2024
Disclosure of classes of share capital [line items]
Shares Issued			11,000,000
Ordinary Shares
Disclosure of classes of share capital [line items]
Shares Authorized	1,329,120,000	1,329,120,000
Shares Issued	320,817,715	320,121,800
Shares Outstanding	315,646,491	314,950,576
Special Shares
Disclosure of classes of share capital [line items]
Shares Authorized	156,000,000	156,000,000
Shares Issued	127,771,124	127,771,124
Shares Outstanding	127,771,124	127,771,124